Income Taxes - Schedule of Income Tax and Social Contribution Expense (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax and Social Contribution Expense [Abstract]
Profit before taxes		$ 308,693	$ 694,104
Brazilian statutory corporate tax rate		(34.00%)	(34.00%)
Expected tax expense		$ (104,956)	$ (235,995)
Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees		(1,234)	930
Investment subsidiaries	[1]	57,752	50,922
Difference of tax rates on taxable income from foreign subsidiaries		13,064	24,705
Profits taxed by-foreign jurisdictions	[2]	(22,561)	(112,681)
Current year deferred taxes not recognized and deferred taxes recognized from prior years		(2,105)	102,172
Non-taxable interest - Foreign subsidiaries		3,300	3,118
Donations and social programs	[3]	(773)
SELIC interest on tax credits		802	27,623
Other permanent differences		(10,392)	1,436
Current and deferred income tax benefit (expense)		(67,103)	(137,770)
Current income tax		(33,770)	(224,791)
Deferred income tax		(33,333)	87,021
TOTAL INCOME TAXES		$ (67,103)	$ (137,770)
Effective income tax rate		(21.74%)	(19.85%)

[1]	The Group and its subsidiaries have subsidies granted by state governments, as a presumed credit, in accordance with the regulations of each state. The amounts appropriated from this tax incentive as revenue in the income statement are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met.
[2]	The income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
[3]	Refers to the donations, as described in Note 26 – Expenses by nature.